Significant accounting policies	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Significant accounting policies

2.Significant accounting policies

Basis of presentation and statement of compliance

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) and as adopted by the European Union (“IFRS”). The consolidated financial statements are presented in millions of euros (“EURm”), except as otherwise noted, and are prepared under the historical cost convention, except as disclosed in the accounting policies below. The notes to the consolidated financial statements also conform to the Finnish accounting legislation.

In 2017, comparative presentation of certain items in the consolidated financial statements has been modified to conform with current year presentation.

Other information

This paragraph is included in connection with statutory reporting requirements in Germany. The fully consolidated German subsidiary, Nokia Solutions and Networks GmbH & Co. KG, registered in the commercial register of Munich under HRA 88537, has made use of the exemption available under § 264b and § 291 of the German Commercial Code (“HGB”).

Principles of consolidation

The consolidated financial statements comprise the financial statements of the Parent Company, and each of those companies over which it exercises control. Control over an entity exists when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When the Group has less than a majority of voting or similar rights in an entity, the Group considers all relevant facts and circumstances in assessing whether it has power over an entity, including the contractual arrangements, and voting rights and potential voting rights. The Group reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to the elements of control.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control in a subsidiary, the related assets, liabilities, non-controlling interest and other components of equity are derecognized with any gain or loss recognized in the consolidated income statement. Any investment retained in the former subsidiary is measured at fair value.

All inter-company transactions are eliminated as part of the consolidation process. Non-controlling interests are presented separately as a component of net profit and are shown as a component of shareholders’ equity in the consolidated statement of financial position.

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the aggregate of the fair values of the assets transferred, liabilities incurred towards the former owners of the acquired entity or business and equity instruments issued. Acquisition-related costs are recognized as expenses in the consolidated income statement in the period in which the costs are incurred and the related services are received with the exception of costs directly attributable to the issuance of equity instruments that are accounted for as a deduction from equity.

Identifiable assets acquired and liabilities assumed are measured at the acquisition date fair values. The Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets on a business combination by business combination basis. The excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the acquisition date fair values of the identifiable net assets acquired is recorded as goodwill.

Investment in associates and joint ventures

An associate is an entity over which the Group exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require the unanimous consent of the parties sharing control.

The Group’s investments in associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. The Group’s share of profits and losses of associates and joint ventures is included in the consolidated income statement outside operating profit or loss. Any change in other comprehensive income (“OCI”) of associates and joint ventures is presented as part of the Group’s OCI.

After application of the equity method, as of each reporting date the Group determines whether there is objective evidence that the investment in an associate or joint venture is impaired. If there is such evidence, the Group recognizes an impairment loss that is calculated as the difference between the recoverable amount of the associate or joint venture and its carrying value. The impairment loss is presented in ‘Share of results of associated companies and joint ventures’ in the consolidated income statement.

Non-current assets held for sale (or disposal groups) and discontinued operations

Non-current assets or disposal groups are classified as assets held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset, or the disposal group, must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups, and the sale must be highly probable. These assets, or in the case of disposal groups, assets and liabilities, are presented separately in the consolidated statement of financial position and measured at the lower of the carrying amount and fair value less costs to sell. Non-current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.

Discontinued operations are reported when a component of the Group, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of the Group, is classified as held for sale or has been disposed of, or the component represents a major line of business or geographical area of operations, or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from Discontinued operations is reported separately from income and expenses from Continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Cash flows for Discontinued operations are presented separately in the notes to the consolidated financial statements. Intra-group revenues and expenses between Continuing and Discontinued operations are eliminated.

Revenue recognition

Revenue is recognized when the following criteria for the transaction have been met: significant risks and rewards of ownership have transferred to the buyer; continuing managerial involvement and effective control usually associated with ownership have ceased; the amount of revenue can be measured reliably; it is probable that the economic benefits associated with the transaction will flow to the Group; and the costs incurred or to be incurred in respect of the transaction can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable net of discounts and excluding taxes and duties.

Recurring service revenue which includes managed services and maintenance services is generally recognized on a straight-line basis over the agreed period, unless there is evidence that some other method better represents the rendering of services.

The Group enters into contracts consisting of any combination of hardware, services and software. Within these multiple element arrangements, separate components are identified and accounted for based on the nature of those components, considering the economic substance of the entire arrangement. Revenue is allocated to each separately identifiable component based on the relative fair value of each component. The fair value of each component is determined by taking into consideration factors such as the price of the component when sold separately and the component cost plus a reasonable margin when price references are not available. The revenue allocated to each component is recognized when the revenue recognition criteria for that component have been met.

Revenue from contracts involving the construction of an asset according to customer specifications is recognized using the percentage of completion method. Stage of completion for each contract is measured by either the achievement of contractually defined milestones or costs incurred compared to total project costs.

Revenue on license fees is recognized in accordance with the substance of the relevant agreements. In the majority of cases, the Group retains obligations related to the licensed assets after the initial licensing transaction, and as a result revenue is recognized over a period of time during which the Group is expected to perform. Where the Group has no remaining obligations to perform subsequent to the initial licensing transaction, and licensing fees are non-refundable, revenue is recognized after the customer has been provided access to the underlying assets. In some multiple element licensing transactions, the Group applies the residual method in the absence of reference information.

Net sales includes revenue from all licensing negotiations, litigations and arbitrations to the extent that the criteria for revenue recognition have been met.

Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to them and the grants will be received. Government grants received as compensation for expenses or losses incurred are recognized in the consolidated income statement as a deduction against the related expenses. Government grants related to assets are presented in the consolidated statement of financial position as deferred income and recognized as income over the same period the asset is depreciated or amortized.

Government grants received in the form of R&D tax credits are recognized as a deduction against R&D expenses if the amount of the tax credit is linked to the amount of R&D expenditures incurred by the Group and the tax credit is a fully collectible asset which will be paid in cash by the government in case the Group is not able to offset it against its income tax payable. R&D tax credits that do not meet both conditions are recognized as income tax benefit.

Employee benefits

Pensions and other post-employment benefits

The Group companies have various post-employment plans in accordance with the local conditions and practices in the countries in which they operate. The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.

In a defined contribution plan, the Group’s legal or constructive obligation is limited to the amount that it agrees to contribute to the fund. The Group’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the consolidated income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where the Group does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.

For defined benefit plans, including pension and post-retirement healthcare and life insurance, costs are assessed using the projected unit credit method: the cost is recognized in the consolidated income statement so as to spread the benefit over the service lives of employees. The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities that most closely match expected payouts of benefits. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past service costs and settlement gains and losses are recognized immediately in the consolidated income statement as part of service cost, when the plan amendment, curtailment or settlement occurs. Curtailment gains and losses are accounted for as past service costs.

The liability or asset recognized in the consolidated statement of financial position is the defined benefit obligation as of the closing date less the fair value of plan assets including effects relating to any asset ceiling.

Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized immediately in the consolidated statement of financial position with a corresponding debit or credit to Fair Value and Other Reserves in Equity through the consolidated statement of other comprehensive income in the period in which they occur. Remeasurements are not reclassified to the consolidated income statement in subsequent periods.

Actuarial valuations for the Group’s defined benefit post-employment plans are performed annually or when a material curtailment or settlement of a defined benefit plan occurs.

Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy. Local laws may provide employees with the right to benefits from the employer upon termination whether the termination is voluntary or involuntary. For these specific termination benefits, the portion of the benefit that the Group would be required to pay to the employee in the case of voluntary termination is treated as a legal obligation determined by local law and accounted for as a defined benefit arrangement as described in the pensions section above.

Share-based payment

The Group offers three types of global equity-settled share-based compensation plans for employees: performance shares, restricted shares and the employee share purchase plan.

Employee services received and the corresponding increase in equity are measured by reference to the fair value of the equity instruments as of the grant date, excluding the impact of any non-market vesting conditions. Non-market vesting conditions attached to the performance shares are included in assumptions about the number of shares that the employee will ultimately receive. The Group reviews the assumptions made on a regular basis and, where necessary, revises its estimates of the number of performance shares that are expected to be settled. Plans that apply tranched vesting are accounted for under the graded vesting model. Share-based compensation is recognized as an expense in the consolidated income statement over the relevant service periods.

Income taxes

The income tax expense comprises current tax and deferred tax. Tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income, or directly in equity; then the related tax is recognized in other comprehensive income or equity, respectively.

Current taxes are based on the results of group companies and are calculated using the local tax laws and tax rates that are enacted or substantively enacted as of each reporting date. Corporate taxes withheld at the source of the income on behalf of group companies, both recoverable and irrecoverable, are accounted for in income taxes.

Following the IFRS Interpretations Committee agenda decision in September 2017 on interest and penalties related to income taxes, the Group no longer accounts for these items as income taxes. Interest expenses and income are presented in financial expenses and income, respectively, and penalties are presented in other operating expenses in the consolidated income statement. In relation to this, the Group has retrospectively revised the presentation of interest and penalties related to income taxes from current income tax liabilities to provisions in the consolidated statement of financial position. The impact of the revision was EUR 98 million as of December 31, 2016 and EUR 93 million as of December 31, 2015.

The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It adjusts the amounts recorded, where appropriate, on the basis of amounts expected to be paid to the tax authorities. The amount of current income tax liabilities for uncertain income tax positions is recognized when it is more likely than not that certain tax positions may not be fully sustained upon review by tax authorities. The amounts recorded are based upon the estimated future settlement amount as of each reporting date.

Deferred tax assets and liabilities are determined using the liability method for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the unused tax losses, unused tax credits or deductible temporary differences can be utilized before the unused tax losses or unused tax credits expire. Deferred tax assets are assessed for realizability as of each reporting date. When circumstances indicate it is no longer probable that deferred tax assets will be utilized, adjustments are made as necessary. Deferred tax liabilities are recognized for temporary differences that arise between the fair value and the tax base of identifiable net assets acquired in business combinations.

Deferred tax assets and deferred tax liabilities are offset for presentation purposes when there is a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously in each future period in which significant amounts of deferred tax liabilities or deferred tax assets are expected to be settled or recovered.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, associates and joint arrangements, except for deferred tax liability where the timing of the reversal of the temporary difference is controlled by the Group, and it is probable that the temporary difference will not reverse in the foreseeable future.

The enacted or substantively enacted tax rates as of each reporting date that are expected to apply in the period when the asset is realized or the liability is settled are used in the measurement of deferred tax assets and deferred tax liabilities. Deferred tax assets and liabilities are not discounted.

Foreign currency translation

Functional and presentation currency

The financial statements of all group companies are measured using functional currency, which is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in euro, the functional and presentation currency of the Parent Company.

Transactions in foreign currencies

Transactions in foreign currencies are recorded at exchange rates prevailing as of the dates of the individual transactions. For practical reasons, a rate that approximates the actual rate as of the date of the transaction is often used. At the end of the reporting period, monetary assets and liabilities denominated in foreign currency are valued at the exchange rates prevailing at the end of the reporting period. Foreign exchange gains and losses arising from monetary assets and liabilities as well as fair value changes of related hedging instruments are recognized in financial income and expenses. Unrealized foreign exchange gains and losses related to non-monetary non-current available-for-sale investments are included in the fair value measurement of these investments and recognized in other comprehensive income.

Foreign group companies

All income and expenses of foreign group companies where the functional currency is not the euro are translated into euro at the average foreign exchange rates for the reporting period. All assets and liabilities of foreign group companies are translated into euro at foreign exchange rates prevailing at the end of the reporting period. Differences resulting from the translation of income and expenses at the average rate and assets and liabilities at the closing rate are recognized as translation differences in consolidated statement of comprehensive income. On the disposal of all or part of a foreign group company through sale, liquidation, repayment of share capital or abandonment, the cumulative amount or proportionate share of translation differences is recognized as income or expense when the gain or loss on disposal is recognized.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Internally generated intangibles, except for development costs that may be capitalized, are expensed as incurred. Development costs are capitalized only if the Group has the technical feasibility to complete the asset; has an ability and intention to use or sell the asset; can demonstrate that the asset will generate future economic benefits; has resources available to complete the asset; and has the ability to measure reliably the expenditure during development.

Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets are amortized over their useful lives, generally three to ten years, using the straight-line method which is considered reflecting best the pattern in which the asset’s future economic benefits are expected to be consumed. The amortization charges are presented within cost of sales, research and development expenses and selling, general and administrative expenses in the consolidated income statement.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Depreciation is recorded on a straight-line basis over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Machinery and equipment
Production machinery, measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years

Land and water areas are not depreciated.

Maintenance, repairs and renewals are generally expensed in the period in which they are incurred. However, major renovations are capitalized and included in the carrying amount of the asset when it is probable that future economic benefits in excess of the originally assessed standard of performance of the existing asset will flow to the Group. Major renovations are depreciated over the remaining useful life of the related asset. Leasehold improvements are depreciated over the shorter of the lease term and the useful life. Gains and losses on the disposal of property, plant and equipment are included in operating profit or loss.

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership to the lessee. All other leases are classified as operating leases.

The Group has entered into various operating lease contracts as a lessee. The related payments are treated as rental expenses and recognized in the consolidated income statement on a straight-line basis over the lease terms unless another systematic approach is more representative of the pattern of the benefit.

The Group does not have any significant finance lease arrangements.

Impairment of goodwill, other intangible assets and property, plant and equipment

The Group assesses the recoverability of the carrying value of goodwill, other intangible assets and property, plant and equipment if events or changes in circumstances indicate that the carrying value may be impaired. In addition, the Group tests the carrying value of goodwill for impairment annually even if there is no indication of impairment.

Factors that the Group considers when it reviews indications of impairment include, but are not limited to, underperformance of the asset relative to its historical or projected future results, significant changes in the manner of using the asset or the strategy for the overall business, and significant negative industry or economic trends.

Goodwill is allocated to the cash-generating units or groups of cash-generating units that are expected to benefit from the synergies of the related business combination and that reflect the lowest level at which goodwill is monitored for internal management purposes. A cash-generating unit, as determined for the purposes of the Group’s goodwill impairment testing, is the smallest group of assets, including goodwill, generating cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The carrying value of a cash-generating unit includes its share of relevant corporate assets allocated to it on a reasonable and consistent basis. When the composition of one or more groups of cash generating units to which goodwill has been allocated is changed, the goodwill is reallocated based on the relative fair value of the affected groups of cash generating units.

The Group conducts its impairment testing by determining the recoverable amount for an asset or a cash-generating unit. The recoverable amount of an asset or a cash-generating unit is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is compared to the asset’s or cash-generating unit’s carrying value. If the recoverable amount for the asset or cash-generating unit is less than its carrying value, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are presented in other expenses, or as a separate line item if significant, in the consolidated income statement.

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using standard cost, which approximates actual cost on a first-in first-out (“FIFO”) basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization. In addition to the cost of materials and direct labor, an appropriate proportion of production overhead is included in the inventory values. An allowance is recorded for excess inventory and obsolescence based on the lower of cost and net realizable value.

Fair value measurement

A number of financial instruments are measured at fair value as of each reporting date after initial recognition. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest by using quoted market rates, discounted cash flow analyses and other appropriate valuation models. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair values are being measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1—Quoted (unadjusted) market prices for exchange-traded products in active markets for identical assets or liabilities;

Level 2—Valuation techniques for which significant inputs other than quoted prices are directly or indirectly observable; and

Level 3—Valuation techniques for which significant inputs are unobservable.

The Group categorizes assets and liabilities that are measured at fair value on a recurring basis into an appropriate level of the fair value hierarchy at the end of each reporting period.

Financial assets

The Group has classified its financial assets in the following categories: available-for-sale investments, derivative and other current financial assets, loans receivable, accounts receivable, financial assets at fair value through profit or loss, and cash and cash equivalents. Derivatives are described in the section on derivative financial instruments.

Available-for-sale investments

The Group invests a portion of the cash needed to cover the projected cash outflows of its ongoing business operations in highly liquid, interest-bearing investments and certain equity instruments. The following investments are classified as available-for-sale based on the purpose of the investment and the Group’s ongoing intentions:

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Available-for-sale investments, liquid assets consist of highly liquid, fixed-income and money-market investments with maturities at acquisition of more than three months, as well as bank deposits with maturities or contractual call periods at acquisition of more than three months.

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Investments in technology-related publicly quoted equity shares or unlisted private equity shares and unlisted venture funds, classified in the consolidated statement of financial position as non-current available-for-sale investments.

Current fixed-income and money-market investments are fair valued by using quoted market rates, discounted cash flow analyses and other appropriate valuation models as of the reporting date. Investments in publicly quoted equity shares are measured at fair value using exchange quoted bid prices. Other available-for-sale investments carried at fair value include holdings in unlisted shares. Fair value is estimated using a number of methods, including, but not limited to: the current market value of similar instruments; prices established from a recent arm’s-length financing transaction of target companies; and analysis of market prospects and operating performance of target companies, taking into consideration public market comparable companies in similar industry sectors. The Group uses judgment in selecting the appropriate valuation methodology as well as underlying assumptions based on existing market practice and conditions. Changes in these assumptions may cause the Group to recognize impairments or losses in future periods.

The remaining available-for-sale investments are carried at cost less impairment. These are technology-related investments in private equity shares and unlisted venture funds for which fair value cannot be measured reliably due to non-existent public markets or reliable valuation methods.

All purchases and sales of investments are recorded on the trade date, that is, when the Group commits to purchase or sell the asset.

Changes in the fair value of available-for-sale investments are recognized in fair value and other reserves as part of other comprehensive income, with the exception of interest calculated using the effective interest method and foreign exchange gains and losses on monetary available-for-sale investments recognized directly in the consolidated income statement. Dividends on available-for-sale equity instruments are recognized in the consolidated income statement when the Group’s right to receive payment is established. When the investment is disposed of, the related accumulated fair value changes are released from other comprehensive income and recognized in the consolidated income statement. The weighted average method is used to determine the cost basis of publicly listed equities being disposed of. The FIFO method is used to determine the cost basis of fixed-income securities being disposed of. An impairment charge is recorded if the carrying amount of an available-for-sale investment is greater than the estimated fair value and there is objective evidence that the asset is impaired including, but not limited to, counterparty default and other factors causing a reduction in value that can be considered other than temporary. The cumulative net loss relating to the investment is removed from equity and recognized in the consolidated income statement for the period. If, in a subsequent period, the fair value of the investment in a non-equity instrument increases and the increase can be objectively related to an event occurring after the loss was recognized, the loss is reversed and the reversal is recognized in the consolidated income statement.

Investments at fair value through profit and loss, liquid assets

Certain highly liquid financial assets are designated at inception as investments at fair value through profit and loss, liquid assets. These investments must meet one of the following two criteria: the designation eliminates or significantly reduces an inconsistent treatment that would otherwise arise from measuring the assets or recognizing gains or losses on a different basis; or the assets are part of a group of financial assets, which are managed and their performance evaluated on a fair value basis in accordance with a documented risk management or investment strategy. These investments are initially recognized and subsequently remeasured at fair value. Fair value adjustments and realized gains and losses are recognized in the consolidated income statement.

Loans receivable

Loans receivable include loans to customers and suppliers and are measured initially at fair value and subsequently at amortized cost less impairment using the effective interest method. Loans are subject to regular review as to their collectability and available collateral. A valuation allowance is made if a loan is deemed not to be fully recoverable. The related cost is recognized in other expenses or financial expenses, depending on the nature of the receivable to reflect the shortfall between the carrying amount and the present value of expected future cash flows. Interest income on loans receivable is recognized in financial income and expenses in the consolidated income statement by applying the effective interest rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash at bank and in hand and available-for-sale investments, cash equivalents. Available-for-sale investments, cash equivalents consist of highly liquid, fixed-income and money-market investments that are readily convertible to known amounts of cash with maturities at acquisition of three months or less, as well as bank deposits with maturities or contractual call periods at acquisition of three months or less. Due to the high credit quality and short-term nature of these investments, there is an insignificant risk of change in value. Investments in money-market funds that have a risk profile consistent with the aforementioned criteria are also classified as cash equivalents.

Accounts receivable

Accounts receivable include amounts invoiced to customers, amounts where revenue recognition criteria have been fulfilled but the customers have not yet been invoiced, and amounts where the contractual rights to the cash flows have been confirmed but the customers have not yet been invoiced. Billed accounts receivable are carried at the amount invoiced to customers less allowances for doubtful accounts. Allowances for doubtful accounts are based on a periodic review of all outstanding amounts, including an analysis of historical bad debt, customer concentrations, customer creditworthiness, past due amounts, current economic trends and changes in customer payment terms. Impairment charges on receivables identified as uncollectible are included in other operating expenses in the consolidated income statement.

Financial liabilities

The Group has classified its financial liabilities into the following categories: derivative and other current financial liabilities, compound financial instruments, loans payable, and accounts payable. Derivatives are described in the section on derivative financial instruments.

Compound financial instruments

Compound financial instruments have both a financial liability and an equity component from the issuers’ perspective. The components are defined based on the terms of the financial instrument and presented and measured separately according to their substance. The financial liability component is initially recognized at fair value, the residual being allocated to the equity component. The allocation remains the same for the life of the compound financial instrument. The financial liability components of convertible bonds issued by the Group are accounted for as loan payables.

Loans payable

Loans payable are recognized initially at fair value net of transaction costs. In subsequent periods, loans payable are presented at amortized cost using the effective interest method. Transaction costs and loan interest are recognized in the consolidated income statement as financial expenses over the life of the instrument.

Accounts payable

Accounts payable are carried at invoiced amount which is considered to be the fair value due to the short-term nature of the Group’s accounts payable.

Derivative financial instruments

All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently remeasured at fair value. The method of recognizing the resulting gain or loss varies according to whether the derivatives are designated and qualify under hedge accounting. Generally, the cash flows of a hedge are classified as cash flows from operating activities in the consolidated statement of cash flows as the underlying hedged items relate to the Group’s operating activities. When a derivative contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged.

Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss

Forward foreign exchange contracts are valued at market-forward exchange rates. Changes in fair value are measured by comparing these rates with the original contract-forward rate. Currency options are valued as of each reporting date by using the Garman & Kohlhagen option valuation model. Changes in fair value are recognized in the consolidated income statement.

Fair values of forward rate agreements, interest rate options, futures contracts and exchange-traded options are calculated based on quoted market rates as of each reporting date. Discounted cash flow analyses are used to value interest rate and cross-currency interest rate swaps. Changes in fair value are recognized in the consolidated income statement.

For derivatives not designated under hedge accounting but hedging identifiable exposures such as anticipated foreign currency denominated sales and purchases, the gains and losses are recognized in other income or expenses. The gains and losses on all other derivatives not designated under hedge accounting are recognized in financial income and expenses in the consolidated income statement.

Embedded derivatives, if any, are identified and monitored by the Group and measured at fair value as of each reporting date with changes in fair value recognized in the consolidated income statement.

Hedge accounting

The Group applies hedge accounting on certain forward foreign exchange contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies have zero net premium or a net premium paid. For option structures, the critical terms of the bought and sold options are the same and the nominal amount of the sold option component is not greater than that of the bought option.

Cash flow hedges: hedging of forecast foreign currency denominated sales and purchases

The Group applies hedge accounting for qualifying hedges. Qualifying hedges are those properly documented cash flow hedges of foreign exchange rate risk of future forecast foreign currency denominated sales and purchases that meet the requirements set out in IAS 39, Financial Instruments: Recognition and Measurement. The hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss. The hedge must be highly effective, both prospectively and retrospectively.

For qualifying foreign exchange forwards, the change in fair value that reflects the change in spot exchange rates and, for qualifying foreign exchange options or option strategies, the change in intrinsic value are deferred in fair value and other reserves in shareholders’ equity to the extent that the hedge is effective. The ineffective portion is recognized immediately in the consolidated income statement. Hedging costs, expressed either as the change in fair value that reflects the change in forward exchange rates less the change in spot exchange rates for forward foreign exchange contracts, or as changes in the time value for options or options strategies, are recognized in other income or expenses in the consolidated income statement.

Accumulated changes in fair value from qualifying hedges are released from fair value and other reserves into the consolidated income statement as adjustments to other operating income and expenses when the hedged cash flow affects the consolidated income statement. Forecast foreign currency sales and purchases affect the consolidated income statement at various dates up to approximately one year from the reporting date. If the forecasted transaction is no longer expected to take place, all deferred gains or losses are released immediately into the consolidated income statement. If the hedged item ceases to be highly probable but is still expected to take place, accumulated gains and losses remain in fair value and other reserves until the hedged cash flow affects the consolidated income statement.

Cash flow hedges: hedging of foreign currency risk of highly probable business acquisitions and other transactions

From time to time, the Group hedges cash flow variability caused by foreign currency risk inherent in highly probable business acquisitions and other future transactions that result in the recognition of non-financial assets. When those non-financial assets are recognized in the consolidated statement of financial position, the gains and losses previously deferred in fair value and other reserves are transferred to the initial acquisition cost of the asset. The deferred amounts are ultimately recognized in the consolidated income statement as a result of goodwill assessments for business acquisitions and through depreciation or amortization for other assets. The application of hedge accounting is conditional on the forecast transaction being highly probable and the hedge being highly effective, prospectively and retrospectively.

Cash flow hedges: hedging of cash flow variability on variable rate liabilities

From time to time, the Group applies cash flow hedge accounting for hedging cash flow variability on certain variable rate liabilities. The effective portion of the gain or loss relating to interest rate swaps hedging variable rate borrowings is deferred in fair value and other reserves. The gain or loss related to the ineffective portion is recognized immediately in the consolidated income statement. If hedging instruments are settled before the maturity date of the related liability, hedge accounting is discontinued and all cumulative gains and losses recycled gradually to the consolidated income statement when the hedged variable interest cash flows affect the consolidated income statement.

Fair value hedges: hedging of foreign exchange exposure

The Group applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, are recorded in financial income and expenses in the consolidated income statement.

Fair value hedges: hedging of interest rate exposure

The Group applies fair value hedge accounting to reduce exposure to fair value fluctuations of interest-bearing liabilities due to changes in interest rates and foreign exchange rates. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are recognized in financial income and expenses. If the hedged item no longer meets the criteria for hedge accounting, hedge accounting ceases and any fair value adjustments made to the carrying amount of the hedged item while the hedge was effective are recognized in financial income and expenses based on the effective interest method.

Hedges of net investments in foreign operations

The Group applies hedge accounting for its foreign currency hedging on net investments. Qualifying hedges are those properly documented hedges of foreign exchange rate risk of foreign currency denominated net investments that are effective both prospectively and retrospectively.

The change in fair value that reflects the change in spot exchange rates for qualifying foreign exchange forwards, and the change in intrinsic value for qualifying foreign exchange options, are deferred in translation differences in the consolidated statement of shareholder’s equity. The change in fair value that reflects the change in forward exchange rates less the change in spot exchange rates for forwards, and changes in time value for options are recognized in financial income and expenses. If a foreign currency denominated loan is used as a hedge, all foreign exchange gains and losses arising from the transaction are recognized in translation differences. The ineffective portion is recognized immediately in the consolidated income statement.

Accumulated changes in fair value from qualifying hedges are released from translation differences on the disposal of all or part of a foreign Group company by sale, liquidation, repayment of share capital or abandonment. The cumulative amount or proportionate share of changes in the fair value of qualifying hedges deferred in translation differences is recognized as income or expense when the gain or loss on disposal is recognized.

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. When the Group expects a provision to be reimbursed, the reimbursement is recognized as an asset only when the reimbursement is virtually certain. The Group assesses the adequacy of its existing provisions and adjusts the amounts as necessary based on actual experience and changes in facts and circumstances as of each reporting date.

Restructuring provisions

The Group provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring.

Warranty provisions

The Group provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision is an estimate based on historical experience of the level of repairs and replacements.

Litigation provisions

The Group provides for the estimated future settlements related to litigation based on the probable outcome of potential claims.

Environmental provisions

The Group provides for estimated costs of environmental remediation relating to soil, groundwater, surface water and sediment contamination when the Group becomes obliged, legally or constructively, to rectify the environmental damage, or to perform restorative work.

Project loss provisions

The Group provides for onerous contracts based on the lower of the expected cost of fulfilling the contract and the expected cost of terminating the contract. An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Divestment-related provisions

The Group provides for indemnifications it is required to make to the buyers of its disposed businesses.

Material liability provisions

The Group recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date.

Other provisions

The Group provides for other legal and constructive obligations based on the expected cost of executing any such commitments.

Treasury shares

The Group recognizes its own equity instruments that are acquired (“treasury shares”) as a reduction of equity at cost of acquisition. When cancelled, the acquisition cost of treasury shares is recognized in retained earnings.

Dividends

Dividends proposed by the Board of Directors are recognized in the consolidated financial statements when they have been approved by the shareholders at the Annual General Meeting.

New and amended standards and interpretations adopted

On January 1, 2017, the Group adopted amendments to IAS 7, Statement of Cash Flows (“IAS 7”) and IAS 12, Income Taxes (“IAS 12”). The amendments to IAS 7 are part of the IASB’s Disclosure Initiative and help users of financial statements to better understand changes in an entity’s debt arising from financing activities, including both changes arising from cash flows and non-cash changes. The amendments to IAS 12 relate to potential restrictions of tax laws to sources of taxable profits against which an entity may make deductions on the reversal of deductible temporary difference, as well as to provide additional guidance on how an entity should determine future taxable profits. The amendments did not have a material impact on the Group’s consolidated financial statements.

Standards issued but not yet effective

The Group will adopt the following new and revised standards, amendments and interpretations to existing standards issued by the IASB that are expected to be relevant to its operations and financial position when they become effective and are endorsed by the EU. Other revisions, amendments and interpretations to existing standards issued by the IASB that are not yet effective, except what has been described below, are not expected to have a material impact on the consolidated financial statements of the Group when adopted.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 9 Financial Instruments

IFRS 9, Financial Instruments (“IFRS 9”), was issued in July 2014 and it replaces IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 addresses the classification and measurement of financial assets and liabilities, introduces a new impairment model and a new hedge accounting model. The Group will adopt the standard on the effective date of January 1, 2018. On adoption, the Group does not restate comparative periods but will present the cumulative effect of adopting IFRS 9 as a transition adjustment to the opening balance of retained earnings as of January 1, 2018.

Classification and measurement

Based on assessment of the Group’s business models for holding financial assets, the Group has identified the following to be the most significant impacts in the classification and measurement of financial assets:

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The Group’s investments in venture funds that are under IAS 39 classified as non-current available-for-sale investments will be classified at fair value through profit or loss with value changes included to other operating income and expenses. Upon initial application of the standard, the accumulated net positive fair value changes of approximately EUR 200 million, formerly recorded to other comprehensive income, will be presented as an adjustment to opening balance of retained earnings. There will be no change in the valuation nor carrying amount of these assets.

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Certain restricted bank deposits currently classified as non-current available-for-sale investments under IAS 39 will be classified as amortized cost. There will be no change in the carrying amount of these deposits.

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Trade receivables are under IAS 39 carried at the invoiced amount less allowances for doubtful accounts. The Group’s business model for managing trade receivables is both to collect contractual cash flows and to sell assets and hence trade receivables will be measured at fair value through other comprehensive income. The initial fair value adjustment, which will be presented in other comprehensive income as a transition adjustment upon initial application of the standard, is not material.

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The Group’s business model for managing customer finance assets is both to collect contractual cash flows and to sell assets and hence customer finance assets will be measured at fair value through other comprehensive income. The initial fair value adjustment, which will be presented in other comprehensive income as a transition adjustment upon initial application of the standard, is not material.

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The Group has assessed the investments currently classified as current available-for-sale, liquid assets, and will classify certain investment funds to be measured at fair value through profit or loss at the adoption of the new standard. The rest of these investments satisfy the conditions for classification at fair value through other comprehensive income.

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Certain term deposits used as collaterals for derivative transactions that are under IAS 39 classified as cash equivalents will be classified to current financial investments based on IFRS 9 business model assessment.

Impairment model

The Group has assessed the impact of the new impairment model. As the credit quality of the Group’s fixed income and money market investments is high, there will be no significant impact from the new model. There will be a limited impact to loans extended to the Group’s customers as the new model results in an earlier recognition of credit losses.

Hedge accounting model

The new hedge accounting model will align the accounting for hedging instruments more closely with the Group’s risk management practices. The Group’s foreign exchange risk management policy and hedge accounting model have been aligned with the requirements from IFRS 9 and hence there is no impact on the accounting for its hedging relationships. For cash flow hedge accounting, the Group has elected to defer cost of hedging in other comprehensive income until the hedged item impacts profit and loss. For net investment hedge accounting, the Group has elected to defer cost of hedging in other comprehensive income and amortize it over the duration of the hedge. The initial adjustment related to treatment of cost of hedging, that is recorded between other comprehensive income and retained earnings as a transition adjustment upon initial application of the standard, is not material.

Disclosure

The new standard also introduces expanded disclosure requirements and changes in presentation that are expected to change the nature and extent of the Group’s disclosures about its financial instruments, particularly in the year of the adoption of the new standard. The financial effect of the IFRS 9 transition will be presented in the 2018 annual report.

IFRS 15 Revenue from Contracts with Customers

IFRS 15, Revenue from Contracts with Customers, (“IFRS 15”) was issued in May 2014 and establishes a new five-step model that will apply to revenue arising from contracts with customers. Under IFRS 15, revenue is recognized to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which an entity expects to be entitled in exchange for those goods and services. The Group will adopt the standard on the effective date of January 1, 2018. The new standard replaces IAS 18, Revenue, and IAS 11, Construction contracts. The Group adopted the standard by applying the modified retrospective method and will present the cumulative effect of adopting IFRS 15 as an adjustment to the opening balance of retained earnings as of January 1, 2018.

Management has analyzed the impact of the adoption of IFRS 15 and concluded that the new standard will not have a material impact on the Group’s consolidated financial statements. The procedures performed by management focused on a review of existing contracts through December 31, 2017, focusing on the following areas:

Arrangements with customers

Management considered the definition of a contract in accordance with the new standard and concluded that only legally binding commitments should be considered in evaluating the accounting for arrangements with customers. As such, frame agreements will be accounted for based on purchase orders, initial discounts and other material rights. Previously, a broader contract definition was permitted for accounting purposes.

Identification of performance obligations and allocation of transaction price

In accordance with IFRS 15, the identification of performance obligations and allocation of transaction price is based on a fair value model. The Group’s application of previous accounting standards is consistent with IFRS 15.

Transfer of control of hardware

The point at which control transfers to the customer under IFRS 15 is consistent with the Group’s assessed point of transfer of the significant risks and rewards of ownership to the customer under the previous standard.

Software revenue

In accordance with IFRS 15, revenue related to software arrangements will be recognized at points in time. Under previous standards, certain software revenue arrangements were recorded as revenue over the terms of the arrangements where customers had access to a portfolio of software solutions. After the adoption of IFRS 15, this change may result in larger fluctuations in revenue between quarters than under the previous standard.

Patent license agreements in Nokia Technologies

The Group’s current revenue recognition principles for license agreements, which contain future commitments to perform, are in line with IFRS 15 and continue to be recorded over time. Further, the Group has determined that, upon transition to IFRS 15, one specific license agreement is a completed contract as it has no such future commitments (refer to Application of transition guidance below).

Application of transition guidance

In April 2014, the Group entered into an agreement to license certain technology patents and patent applications owned by the Group on the effective date of that agreement, on a non-exclusive basis, to a licensee, for a period of 10 years (the “License Agreement”). Contemporaneously and under the terms of the License Agreement, the Group issued to the licensee an option to extend the technology patent license for remaining life of the licensed patents. The Group received all cash consideration due for the sale of the 10-year license and option upon closing of the License Agreement. Management has determined that, upon transition to IFRS 15, the License Agreement is a completed contract. As such, in accordance with the transition requirements of the standard, the Group continues to apply its prior revenue accounting policies, based on IAS 18, Revenue, and related interpretations, to the License Agreement. Under those policies, the Group is recognizing revenue over the term of the License Agreement.

As of 31 December 2017, the balance of deferred revenue related to the License Agreement of EUR 980 million, recognized in advance payments and deferred revenue in the consolidated statement of financial position, is expected to be recognized as revenue through 2024.

Opening balance sheet adjustment

Adoption of the standard will result in a net decrease of retained earnings of approximately EUR 25 million in the opening balance sheet of 2018.

Disclosure

The new standard introduces expanded disclosure requirements which will impact the presentation of the statement of financial position by providing information on customer-related contract assets and liabilities. The standard requires presentation of the net position of the Group’s contract-related balances, excluding invoiced receivables, as of the reporting date, on a contract-by-contract basis.

IFRS 16 Leases

IFRS 16, Leases, (“IFRS 16”) issued in January 2016, sets out the requirements for the recognition, measurement, presentation and disclosure of leases. IFRS 16 provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for substantially all leases in the consolidated statement of financial position. The Group will adopt IFRS 16 on the effective date of January 1, 2019 using the cumulative catch-up transition method, whereby the cumulative effect of initially applying IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings on January 1, 2019 and comparative information will not be restated. The Group is currently assessing the full impact of IFRS 16 but the initial expectation is that the main impact from adoption relates to the recognition and disclosure of the Group’s real estate-related operating leases. In the consolidated financial statements for the year ended December 31, 2017 the Group disclosed non-cancellable operating lease commitments of EUR 961 million. Refer to Note 30, Commitments and contingencies.